Payroll costs, share based payments and management incentive schemes - Non Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions				12 Months Ended
	Jul. 10, 2024 shares $ / shares	Jul. 06, 2023 shares $ / shares	Jul. 01, 2022 shares $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €				€ 8.8		€ 24.1	€ 8.1
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares					$ 17.50			$ 16.33	$ 26.23	$ 24.50
Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €				€ 8.8		€ 24.1	€ 8.1
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period				1,486,252	1,486,252	1,296,137	1,140,518
Number of equity instruments exercised (in shares)				476,552	476,552	761,544
Non-Executive Director
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €				€ 0.6		€ 0.6	€ 0.6
Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued per director | $					$ 100,000
New awards granted in the period	36,738	35,082	29,676
Number of equity instruments exercised (in shares)	35,082	29,676
Reclassification of awards for settlement of tax liabilities	11,964	11,226
Exercise price (in dollars per share) | $ / shares	$ 16.33	$ 17.1	$ 20.22
Non-Executive Director | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	23,118	18,450